Long-term Notes Receivable and Other Assets - Summary of Promissory Notes Issued (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Notes Receivable And Other Long Term Assets [Abstract]
Total promissory notes	$ 152,010,092	$ 149,796,282
Less: current portion of notes receivable	3,671,702	2,522,206
Long-term promissory notes	$ 148,338,390	$ 147,274,076